INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 - INVENTORIES

The composition of inventories are as follows:

	As of December 31,
	2025	2024
Raw materials	$29,084	$25,117
Work-in-progress	5,215,105	4,484,021
Finished goods	149,437	525,800
Total	$5,393,626	$5,034,938

During the years ended December 31, 2025, 2024 and 2023, there were no inventory reserves or inventory write offs.